Financing receivables, net	12 Months Ended
Dec. 31, 2018
Financing receivables,net [Abstract]
Financing Receivables
10.	Financing receivables, net

Financing receivables consist of the following:

December 31,
2018
RMB

Financing receivables, gross
Micro-credit personal loans	734,108
Corporate loans	274,857
Total	1,008,965

Less: allowance for financing receivables	(15,829)

Financing receivables, net	993,136

Current portion	768,343
Non-current portion	224,793

As of December 31, 2018, micro-credit personal loans amounting to RMB 371,031 were guaranteed by a third party corporation.

The following table presents the aging of financing receivables as of December 31, 2018.

	1-90 days past due	91-180 days past due	181-360 days past due	Total past due	Current	Total financing receivables

Micro-credit personal loans	13,074	6,590	1,411	21,075	713,033	734,108
Corporate loans	-	-	-	-	274,857	274,857
	13,074	6,590	1,411	21,075	987,890	1,008,965

The non-accrual financing receivables related to personal loans as of December 31, 2018 amounted to RMB 8,001, due to the 90 days past due.

A majority of the Group’s corporate loan business was in the form of sale-and-leaseback arrangements, under which the Group purchases equipment from third party companies and lease back the equipment to the third party companies. In January 2019, one of the lessees was unable to repay the principal amount of around RMB15 million due in January 2019. The total financing receivable due from this lessee was RMB199 million as of December 31, 2018. The Group has brought a lawsuit against this lessee to the court, claiming the lessee to repay all the outstanding amount due to the Group. Pursuant to the finance lease agreement, the legal titles of the equipment purchased by the Group have been transferred to the Group and the fair value of the equipment exceeds the total financing receivable due from the lessee. The Group also pledged or applied to the court to preserve certain assets of the lessee or the lessee’s related entity. The Group believed that the financing receivable due from the lessee can be recovered based on the measures taken and therefore no loss allowance was provided against the receivable. The financing receivable was placed on non-accrual status after the lessee was unable to repay the principal due in January 2019. The Group has decided not to further develop corporate loan business so as to avoid further potential risk arising from such business.

Movement of allowance for financing receivables is as follows:

For the year ended December 31,
2018
RMB

Balance at the beginning of the year	-
Charge for the year	(15,829)

Balance at the end of the year	(15,829)